PURCHASE COMMITMENTS	12 Months Ended
Dec. 31, 2020
PURCHASE COMMITMENTS
PURCHASE COMMITMENTS

NOTE 20 – PURCHASE COMMITMENTS

The Company has entered into various purchase commitments amounting in the aggregate to approximately $62,269 as of December 31, 2020 (of which $21,365 corresponds to PP&E commitments).